COMMITMENTS, CONCENTRATIONS OF CREDIT RISK AND CONTINGENCIES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest rate swap agreement
Notional Amount	$ 10,000
Cap/Swap Rate, fixed (as a percent)	3.66%
Fair value	(338)	(602)
Term of interest rate swap agreement	5 years
Derivative, variable rate basis	three month LIBOR
Change in fair value of the contract recognized in earnings	$ 58	$ 166	$ 581